CONTRACTHOLDER BONUS INTEREST CREDITS (CHANGES IN DEFERRED ACQUISITION COSTS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 4,469	$ 4,271
Capitalization of commissions, sales and issue expenses	594	615
Amortization	(756)	(284)
Change in unrealized investment gains and losses	(6)	41
Balance true-up	0	(174)
Balance, End of Year	$ 4,301	$ 4,469